Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Earnings (Loss) Per Share

16 - EARNINGS (LOSS) PER SHARE

For the purposes of the earnings (loss) per share computation, the weighted average number of common shares outstanding has been used.

The following securities are considered "in the money" and could potentially dilute the basic earnings per share in the future but have not been included in diluted earnings per share because their effect was negligible or antidilutive:

	March 31, 2015	March 31, 2014	March 31, 2013

Stock options	7,893,019	16,002,457	7,893,019

Total options outstanding at March 31, 2015, 2014 and 2013 were 17,607,963, 21,584,558, and 26,134,485 respectively.